RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Accured Interest	$ 30,445
Mr. Lee [Member]
Loan amounts including accrued interest	79,699	70,922	76,194
Dr. Moore [Member]
Loan amounts including accrued interest	$ 20,047